Horizon ESG Defensive Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020

Shares		Value
	COMMON STOCKS - 99.1%
	Advertising - 0.9%
3,019	Interpublic Group of Cos., Inc.	$53,617

	Apparel - 0.8%
445	Nike, Inc., Class B	49,791

	Auto Parts & Equipment - 0.5%
347	Aptiv PLC (a)	29,884

	Banks - 4.3%
2,923	Bank of America Corp.	75,238
146	Goldman Sachs Group, Inc.	29,911
826	JPMorgan Chase & Co.	82,757
581	PNC Financial Services Group, Inc.	64,607
		252,513
	Beverages - 3.0%
929	Molson Coors Brewing Co., Class B (a)	34,967
1,012	PepsiCo, Inc.	141,741
		176,708
	Biotechnology - 4.9%
692	Amgen, Inc.	175,297
403	Biogen, Inc. (a)	115,919
		291,216
	Chemicals - 0.7%
347	International Flavors & Fragrances, Inc.	42,955

	Commercial Services - 3.3%
306	Moody's Corp.	90,160
2,093	Quanta Services, Inc.	107,266
		197,426
	Computers - 10.3%
4,741	Apple, Inc.	611,779

	Diversified Financial Services - 2.3%
1,159	American Express Co.	117,743
58	MasterCard, Inc., Class A	20,775
		138,518
	Environmental Control - 2.0%
1,259	Republic Services, Inc.	116,734

	Food - 1.4%
483	Campbell Soup Co.	25,411
483	Kellogg Co.	34,249
347	Tyson Foods, Inc., Class A	21,792
		81,452
	Health Care and Social Assistance - 0.3%
1,058	MEDNAX, Inc. (a)	19,658

	Healthcare Products - 1.2%
680	Medtronic PLC	73,080

	Healthcare Services - 3.6%
104	Anthem, Inc.	29,278
824	DaVita, Inc. (a)	71,490
829	HCA Healthcare, Inc. (a)	112,512
		213,280
	Household Products/Wares - 0.7%
347	Avery Dennison Corp.	40,040

	Information - 0.3%
58	Paycom Software, Inc. (a)	17,369

	Insurance - 2.1%
1,159	Allstate Corp.	107,787
347	Principal Financial Group, Inc.	14,612
		122,399
	Internet - 6.1%
155	Alphabet, Inc., Class A (a)	252,577
1,941	eBay, Inc.	106,328
		358,905
	Lodging - 0.9%
581	Hilton Worldwide Holdings, Inc. (a)	52,499

	Manufacturing - 3.6%
1,941	Keurig Dr Pepper, Inc.	57,900
347	Owens Corning	23,471
266	Tesla, Inc. (a)	132,553
		213,924
	Media - 3.6%
347	Comcast Corp., Class A	15,549
4,947	News Corp., Class A	74,799
929	Walt Disney Co. (a)	122,507
		212,855
	Miscellaneous Manufacturing - 0.7%
6,727	General Electric Co.	42,649

	Oil & Gas - 1.4%
1,847	Exxon Mobil Corp.	73,769
1,028	Noble Energy, Inc.	10,229
		83,998
	Oil & Gas Services - 0.0% (b)
97	National Oilwell Varco, Inc. (a)	1,164

	Pharmaceuticals - 4.0%
1,672	Bristol-Myers Squibb Co.	103,998
680	Cigna Corp.	120,612
97	McKesson Corp.	14,884
		239,494
	Real Estate Investment Trusts - 3.8%
97	Alexandria Real Estate Equities, Inc.	16,333
768	Digital Realty Trust, Inc.	119,539
2,923	Iron Mountain, Inc.	87,953
		223,825
	Retail - 5.1%
1,159	Lowe's Cos., Inc.	190,876
964	Starbucks Corp.	81,429
194	Target Corp.	29,335
		301,640
	Retail Trade - 0.7%
224	Burlington Stores, Inc. (a)	44,112

	Semiconductors - 4.6%
306	Broadcom, Inc.	106,228
2,923	Intel Corp.	148,927
439	Micron Technology, Inc. (a)	19,979
		275,134
	Software - 11.3%
254	Cadence Design Systems, Inc. (a)	28,171
2,199	Microsoft Corp.	495,941
2,188	Oracle Corp.	125,197
87	Synopsys, Inc. (a)	19,253
		668,562
	Telecommunications - 3.6%
2,391	AT&T, Inc.	71,276
1,511	Cisco Systems, Inc.	63,794
1,313	Verizon Communications, Inc.	77,822
		212,892
	Transportation - 2.9%
287	Union Pacific Corp.	55,230
710	United Parcel Service, Inc., Class B	116,170
		171,400
	Utilities - 0.6%
398	IDACORP, Inc.	35,780

	Water - 2.3%
964	American Water Works Co., Inc.	136,252

	Wholesale Trade - 1.3%
539	DuPont de Nemours, Inc.	30,055
58	Pool Corp.	19,015
1,035	US Foods Holding Corp. (a)	25,202
		74,272
	TOTAL COMMON STOCKS (Cost - $5,076,825)	5,877,776

	RIGHTS - 0.1%
	Manufacturing - 0.1%
1,218	Bristol-Myers Squibb Co. (a)	3,265
	TOTAL RIGHTS (Cost - $3,901)	3,265

	SHORT TERM INVESTMENTS - 12.0%
	Money Market Funds - 12.0%
714,893	First American Treasury Obligations Fund, Class X, 0.07% (c)	714,893
	TOTAL SHORT TERM INVESTMENTS (Cost - $714,893)	714,893

	TOTAL INVESTMENTS - 111.2% (Cost - $5,795,619)	6,595,934
	Liabilities in Excess of Other Assets - (11.2)%	(662,847)
	NET ASSETS - 100.0%	$5,933,087

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Less than 0.1%.
(c) Money Market Fund; interest rate reflects seven-day yield on August 31, 2020.